Taxes recoverable (Tables)	12 Months Ended
Dec. 31, 2022
Taxes Recoverable
Schedule of taxes recoverable

		2022	2021

Parent Company and subsidiaries in Brazil
Value-added tax on sales and services (ICMS)		410,138	291,424
ICMS - credits from PP&E		302,940	224,308
Social integration program (PIS) and social contribution on revenue (Cofins)	(a)	560,002	250,491
PIS and Cofins - credits from PP&E		546,427	447,476
REINTEGRA program		20,504	21,764
Federal tax credits	(b)	153,960	948,448
Other		68,514	89,205

Foreign subsidiaries
Value-added tax ("IVA")		579,672	348,021
Other		131,867	59,579
Total		2,774,024	2,680,716

Current assets		1,156,355	1,428,658
Non-current assets		1,617,669	1,252,058
Total		2,774,024	2,680,716